UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2015

U.S. Global Jets ETF
Ticker: JETS

U.S. GLOBAL JETS ETF

U.S. GLOBAL JETS ETF
PORTFOLIO ALLOCATION
At June 30, 2015 (Unaudited)

Percentage of
Industry	Net Assets
Airlines	84.3%
Aerospace & Defense	10.0
Transportation Infrastructure	4.2
IT Services	1.0
Money Market Fund	0.5
100.0%

U.S. GLOBAL JETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS – 99.4%
	Canada – 3.0%
36,720	Air Canada	$388,368
75,841	Chorus Aviation, Inc.	401,368
19,087	WestJet Airlines, Ltd.	402,829
		1,192,565
	China – 1.9%
9,166	China Eastern Airlines Corporation, Ltd. – ADR (a)	380,389
6,609	China Southern Airlines Company, Ltd. – ADR	385,569
		765,958
	Germany – 1.0%
31,285	Deutsche Lufthansa (a)	403,366

	Greece – 1.0%
57,331	Aegean Airlines	394,998

	Hong Kong – 1.0%
261,321	TravelSky Technology, Ltd.	384,992

	Ireland – 1.0%
5,708	Ryanair Holdings plc ADR	407,266

	Japan – 1.0%
12,100	Japan Airlines Company, Ltd.	422,168

	Mexico – 2.0%
33,274	Controladora Vuela Cia de
	Aviacion SAB de CV ADR (a)	397,292
10,606	Grupo Aeroportuario del Centro
	Norte SAB de CV ADR	416,286
		813,578
	Netherlands – 1.0%
5,976	Airbus Group	387,749

	New Zealand – 1.0%
235,947	Air New Zealand, Ltd.	407,718

	Singapore – 1.1%
156,600	SATS, Ltd.	429,041

The accompanying notes are an integral part of these financial statements.

U.S. GLOBAL JETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS (Continued)
	Switzerland – 1.0%
16,617	Wizz Air Holdings plc (a)	$406,000

	Turkey – 2.0%
32,904	Celebi Hava Servisi	419,878
48,953	TAV Havalimanlari Holdings	415,537
		835,415
	United Kingdom – 2.0%
16,471	easy Jet plc	400,103
50,943	International Consolidated Airlines Group (a)	395,976
		796,079
	United States – 79.5%
25,306	Alaska Air Group, Inc.	1,630,466
9,166	Allegiant Travel Company	1,630,448
117,596	American Airlines Group, Inc.	4,696,196
116,602	Delta Air Lines, Inc.	4,790,009
8,616	General Dynamics Corporation	1,220,802
67,970	Hawaiian Holdings, Inc. (a)	1,614,288
78,230	JetBlue Airways Corporation (a)	1,624,055
144,020	Southwest Airlines Company	4,765,621
26,078	Spirit Airlines, Inc. (a)	1,619,444
27,191	Textron, Inc.	1,213,534
8,717	The Boeing Company	1,209,222
90,412	United Continental Holdings, Inc. (a)	4,792,739
44,114	Virgin America, Inc. (a)	1,212,253
		32,019,077
	TOTAL COMMON STOCKS (Cost $42,068,742)	40,065,970

The accompanying notes are an integral part of these financial statements.

U.S. GLOBAL JETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited) (Continued)

Shares		Value
MONEY MARKET FUNDS – 0.5%
221,762	Fidelity Institutional
	Money Market Portfolio, 0.10%*	$221,762
	TOTAL MONEY MARKET FUNDS (Cost $221,762)
	Total Investments – 100.0% (Cost $42,290,504)	40,287,732
	Other Assets in Excess of Liabilities – 0.0%	5,535
	NET ASSETS – 100.0%	$40,293,267

(a)	Non-income producing security.
ADR	American Depository Receipt
*	Rate shown is annualized seven-day yield as of June 30, 2015.

The accompanying notes are an integral part of these financial statements.

U.S. GLOBAL JETS ETF
STATEMENT OF ASSETS & LIABILITIES
At June 30, 2015 (Unaudited)

ASSETS
Investments in securities, at value (Cost $42,290,504)	$40,287,732
Receivable for investments sold	5,829,370
Receivable for fund shares sold	1,120,015
Foreign currency (Cost $39,671)	39,819
Dividends and interest receivable	11,532
Total assets	47,288,468

LIABILITIES
Payable for investments purchased	6,976,647
Management fees payable	18,554
Total liabilities	6,995,201

NET ASSETS	$40,293,267

Net assets consist of:
Paid-in capital	$42,642,329
Undistributed (accumulated) net investment income (loss)	38,436
Accumulated net realized gain (loss) on investments	(384,854)
Net unrealized appreciation (depreciation) on investments	(2,002,772)
Foreign currency and translation of other assets
and liabilities in foreign currency	128
Net assets	$40,293,267

Net asset value
Net assets	$40,293,267
Shares outstanding^	1,800,000
Net asset value, offering and redemption price per share	$22.39

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

U.S. GLOBAL JETS ETF
STATEMENT OF OPERATIONS
Period Ended June 30, 2015* (Unaudited)

INCOME:
Dividends (net of withholding tax of $4,139)	$64,281
Interest	32
Total investment income	64,313

EXPENSES:
Management fees	25,877
Total expenses	25,877
Net investment income	38,436

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(384,854)
Change in unrealized appreciation (depreciation) on:
Investments	(2,002,772)
Foreign currency	128
Net realized and unrealized gain (loss) on investments	(2,387,498)
Net increase (decrease) in net assets
resulting from operations	$(2,349,062)

*	The Fund commenced operations on April 28, 2015. The information presented is for the period from April 28, 2015 to June 30, 2015.

The accompanying notes are an integral part of these financial statements.

U.S. GLOBAL JETS ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30, 2015*
(Unaudited)
OPERATIONS
Net investment income	$38,436
Net realized gain (loss) on investments	(384,854)
Change in unrealized appreciation (depreciation)
of investments	(2,002,644)
Net increase (decrease) in net assets
resulting from operations	(2,349,062)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	42,642,329
Net increase (decrease) in net assets derived
from net share in outstanding shares (a)	42,642,329
Net increase (decrease) in net assets	40,293,267

NET ASSETS
Beginning of Period	—
End of Period	$40,293,267
Undistributed (accumulated) net investment income	$38,436

(a) Summary of capital share transactions is as follows:

	Period Ended
	June 30, 2015*
	(Unaudited)
	Shares	Amount
Subscriptions	1,800,000	$42,640,975
Transaction Fees	—	1,354
Redemptions	—	—
	1,800,000	$42,642,329

*  Fund commenced operations on April 28, 2015.  The information presented is for the period from April 28, 2015 to June 30, 2015.

The accompanying notes are an integral part of these financial statements.

U.S. GLOBAL JETS ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	June 30, 2015(1)
	(Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.04
Net realized and unrealized gain (loss) on investments	(2.65)
Total from investment operations	(2.61)

Net asset value, end of period	$22.39

Total return	-10.44	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$40,293

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(4)
Net investment income (loss) to average net assets	0.89	%(4)

Portfolio turnover rate(5)	21	%(3)

(1)	Commencement of operations on April 28, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

U.S. GLOBAL JETS ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

U.S. Global Jets ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012.  The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.  The investment objective of the Fund is to seek to track the performance before fees and expenses, of the U.S. Global Jets Index.  The Fund commenced operations on April 28, 2015.

Shares of the Fund are listed and traded on NYSE Arca, Inc.  Market prices for the shares may be different from their net asset value (“NAV”).  The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe.  Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.  Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”).  An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor.  Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units.  Therefore, they are unable to purchase or redeem shares directly from the Fund.  Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee.  A purchase (i.e., creation) transaction fee of $300 is imposed for the transfer and other transaction costs associated with the purchase of Creation Units.  In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction.  Variable fees received by the Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.  Shares of the Fund have equal rights and privileges.

U.S. GLOBAL JETS ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation.  All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.  Investments in other mutual funds, including money market funds, are valued at their NAV per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures.  The use of fair value pricing by the Fund may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

U.S. GLOBAL JETS ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited) (Continued)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$40,065,970	$—	$—	$40,655,970
Money Market Funds	221,762	—	—	221,762
Total Investments
in Securities	$40,287,732	$—	$—	$40,287,732
^ See Schedule of Investments for country breakouts.

During the period ended June 30, 2015, the Fund did not recognize any transfers to or from Level 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

B.
Federal Income Taxes.  The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required.  As of and during the period ended June 30, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

U.S. GLOBAL JETS ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited) (Continued)

As of and during the period ended June 30, 2015, the Fund did not have liabilities for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended June 30, 2015, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

F.
Share Valuation.  The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.	Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or

U.S. GLOBAL JETS ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited) (Continued)

disclosure through the date the financial statements were available to be issued.  There were no events or transactions that occurred during the period subsequent to June 30, 2015, that materially impacted the amounts or disclosures in the Fund’s financial statements.

I.
Recent Accounting Pronouncement.  In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years.  Management has evaluated and determined these changes have no impact on the Fund’s financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

U.S. Global Investors, Inc. (“the Adviser”), serves as the investment adviser to the Fund.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.  Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other nondistribution related services necessary for the Fund to operate.  Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.  For services provided to the Fund, the Fund pays the Adviser a unified management fee at an annual rate of 0.60% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and fund accountant.  USBFS also serves as the transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

U.S. GLOBAL JETS ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited) (Continued)

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

A Trustee and all Officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2015, purchases and sales of securities were $6,433,094 and $5,829,370, respectively.

There were no purchases or sales of U.S. Government securities.

For the period ended June 30, 2015, in-kind transactions associated with creations and redemptions were $41,857,695 and $0, respectively.

NOTE 5 – TAX COST BASIS

The Fund commenced operations on April 28, 2015; therefore, there is no tax information available as of June 30, 2015.

U.S. GLOBAL JETS ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on February 19, 2015 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between U.S. Global Investors, Inc. (the “Adviser”) and the Trust, on behalf of the U.S. Global Jets ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Fund by the Adviser; (ii) the Adviser’s costs and profits it will realize in providing its services, including any fall-out benefits enjoyed by the Adviser; (iii) comparative fee and expense data for the Fund; (iv) the extent to which the Agreement reflects economies of scale shared with Fund shareholders; and (v) other factors the Board deemed to be relevant.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement.  Among other things, representatives from the Adviser provided overviews of their advisory business, including investment personnel and investment processes.  The Board then discussed the written materials that it received before the Meeting, the oral presentations and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreement in light of this information.  In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreements with the Adviser

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund.  In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and the report from the Trust’s Chief Compliance Officer regarding his review of the Adviser’s compliance program.  The Board considered that it had discussed with the Adviser the various resources expected to be used to implement the Fund’s investment strategies, including the Adviser’s portfolio management and compliance personnel.

The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, its financial resources and the ownership structure of the firm.

U.S. GLOBAL JETS ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations.  Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Historical Performance.  The Board noted that the Fund had not yet commenced operations.  Consequently, the Board concluded that performance of the Fund was not a relevant factor to their deliberations.

Cost of Services Provided and Economies of Scale.  The Board reviewed the estimated expense ratio for the Fund and compared that expense ratio to a group of the Fund’s peers.  The Fund was compared to the universe of exchange traded funds (“ETFs”) in Morningstar’s Foreign Large Cap category.  The Board noted that the Fund’s total expense ratio was higher than that of its peer group average; however, the Board noted that the Fund’s expense ratio fell within the range of expense ratios charged by peer funds in its category.  The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan.  The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources.  The Board further noted that the Fund’s expense ratio was lower than the advisory fee charged by the adviser for its other registered fund clients.  The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size.  The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale are currently shared with the Fund’s shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it.  Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund.  The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

U.S. GLOBAL JETS ETF
EXPENSE EXAMPLE
For the Period Ended June 30, 2015 (Unaudited)

As a shareholder of U.S. Global Jets ETF (the “Fund”), you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 28, 2015 – June 30, 2015).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 28, 2015	June 30, 2015	During the Period(1)
Actual	$1,000	$ 896	$1.00
Hypothetical (5% annual	$1,000	$1,025	$3.01
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the most recent twelve-month period.

U.S. GLOBAL JETS ETF
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s portfolio holdings are posted on its website at www.usglobaletfs.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.usglobaletfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

U.S. GLOBAL JETS ETF
PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

•    Information we receive about you on applications or other forms;

•    Information you give us orally; and

•    Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
U.S. Global Investors, Inc.
7900 Callaghan Road
San Antonio, Texas 78229

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145-1524

Legal Counsel
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006-1806

U.S. Global Jets ETF
Symbol – JETS
CUSIP – 26922A842

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*                /s/ Paul R. Fearday
            Paul R. Fearday, Principal Executive Officer

Date     September 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/  Paul R. Fearday
Paul R. Fearday, Principal Executive Officer

Date     September 2, 2015

By (Signature and Title)*                /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer

Date     September 2, 2015

* Print the name and title of each signing officer under his or her signature.